Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 1999 Mt. RB, LLC [Member]	Dec. 31, 2013 1999 Mt. RB, LLC [Member] Squarefoot
Commitments and Contingencies (Textual)
Agreements expiring period	The lease term is from August 2010 through July 2015.				A lease term that runs from February 1, 2013 through November 30, 2018.
Monthly base rental payment	$ 5,396
Percentage increase in base rent	3.00%				3.00%
Advance payments received for sale order		19,000	127,239
Warranty reserve		$ 140,074	$ 140,074
Common stock issued under lease modification					390,394
Warrants issued to purchase common stock under purchase agreement					600,000
Warrants issued to purchase common stock, share price					$ 1.00
Warrant expiration date					Feb. 04, 2014
Adjusted purchase price of warrants				$ 0.25	$ 0.25
Area of lease ( In square feet)					20,096
Renewal options description					Two five-year renewal options at the option of Arista Power.